Fair Value Measurements (Fair Value Balance Sheet Long-Term Debt Grouping) (Details) - USD ($) $ in Thousands	Sep. 02, 2016	Dec. 31, 2015	May 21, 2015	Dec. 31, 2014	Aug. 16, 2012	Nov. 10, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		$ 3,322,475
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal				$ 3,481,568
Fair Value, Measurements, Nonrecurring [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt				3,404,851
Fair Value, Measurements, Nonrecurring [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument				3,534,365
8.375% Senior Notes due 2018 | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, stated interest rate					8.375%
Parent Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		2,309,725		2,389,165
Long-term debt		2,277,299		2,344,983
Parent Company [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		2,277,299		2,344,983
Parent Company [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		2,348,120		2,416,873
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal				1,387,425
Long-term debt		1,197,277		1,369,176
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		1,209,725
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		1,197,277		1,369,176
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		1,202,870		$ 1,395,595
Parent Company [Member] | 9.125% Senior Notes Due 2018 | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, stated interest rate				9.13%		9.125%
Outstanding principal				$ 500,000
Long-term debt				487,765
Parent Company [Member] | 9.125% Senior Notes Due 2018 | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		342,956		487,765
Parent Company [Member] | 9.125% Senior Notes Due 2018 | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		$ 372,750		517,500
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, stated interest rate	6.875%	6.875%	6.875%
Long-term debt		$ 737,066
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		750,000
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		737,066
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		772,500
Parent Company [Member] | Holdco Note | Senior Subordinated Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt				139,968
Parent Company [Member] | Holdco Note | Senior Subordinated Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument				144,153
Parent Company [Member] | Holdco Note | Fixed Rate Debt | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		143,000
Consolidated, Excluding Borgata
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		3,322,475		3,481,568
Long-term debt		3,269,549		3,404,851
Consolidated, Excluding Borgata | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		3,269,549
Consolidated, Excluding Borgata | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		3,366,251
Peninsula
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		1,012,750		1,092,403
Long-term debt		992,250		1,059,868
Peninsula | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		992,250		1,059,868
Peninsula | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		1,018,131		1,117,492
Peninsula | Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal				3
Long-term debt				3
Peninsula | Bank Credit Facility | Bank Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal				742,400
Long-term debt		648,607		718,807
Peninsula | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		662,750
Peninsula | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		648,607		718,807
Peninsula | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		$ 661,131		754,364
Peninsula | Other | Fixed Rate Debt | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument				$ 3
Peninsula | 8.375% Senior Notes due 2018 | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, stated interest rate		8.375%		8.38%	8.375%
Outstanding principal				$ 350,000
Long-term debt		$ 343,643		341,058
Peninsula | 8.375% Senior Notes due 2018 | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal		350,000
Peninsula | 8.375% Senior Notes due 2018 | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		343,643		341,058
Peninsula | 8.375% Senior Notes due 2018 | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		$ 357,000		$ 363,125